Stockholders' Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Class A [Member]
Stockholders' Deficit (Details) [Line Items]
Common shares, shares authorized	80,000,000	80,000,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued	17,250,000	17,250,000
Common stock shares outstanding	17,250,000	17,250,000
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common shares, shares authorized	20,000,000	20,000,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued	4,312,500	4,312,500
Common stock shares outstanding	4,312,500	4,312,500
Class B Common Stock [Member] | IPO [Member]
Stockholders' Deficit (Details) [Line Items]
Issued and outstanding common stock, percentage	20.00%